Lease Commitments And Notes Payable (Tables)	12 Months Ended
Jun. 30, 2011
Lease Commitments And Notes Payable [Abstract]
Schedule Of Net Minimum Payments On Capital Leases And Notes Payable

	Capital Leases	Notes Payable	Total
2012	$12,448	$1,513	$13,961
2013	6,903	1,571	8,474
2014	1,825	785	2,610

Total minimum lease payments	21,176	3,869	25,045
Less amount representing interest (imputed weighted average interest rate of 4.8%)	(710)	(127)	(837)

Net minimum lease payments	20,466	3,742	24,208
Less current portion	(11,914)	(1,443)	(13,357)

Present value of net minimum payments, less current portion	$8,552	$2,299	$10,851

Schedule Of Future Minimum Lease Payments Under Noncancelable Operating Leases

Year Ending June 30,
2012	$4,977
2013	4,450
2014	4,626
2015	4,603
2016	4,349
Thereafter	27,882

Total future minimum lease payments	$50,887